SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
SHARE-BASED COMPENSATION.
SHARE-BASED COMPENSATION

10.SHARE-BASED COMPENSATION

Prior to the separation, certain of the Company's employees participated in Fang's 2010 Stock Related Award Incentive Plan (the “2010 Plan”) and 2015 Stock Related Award Incentive Plan (the “2015 Plan”), which provided employees with certain share-based awards as described below. Accordingly, certain costs related to the Plan have been allocated to the Company and are reflected in cost of revenues and operating expenses in the combined and consolidated statements of comprehensive income.

Stock related award incentive plan of 2010

On August 4, 2010, Fang’s board of directors and shareholders approved the 2010 Plan pursuant to which Fang may issue up to 10% of the total number of ordinary shares, including ordinary shares issuable upon conversion of any preferred shares to its employees. The awards are typically subject to a four-year service vesting condition and performance conditions with a contractual life of ten years.

Stock related award incentive plan of 2015

On June 4, 2015, Fang’s board of directors and shareholders approved the 2015 Plan pursuant to which Fang may issue up to 1.5% of the total number of ordinary shares, including ordinary shares issuable upon conversion of any preferred shares to its directors and employees. The awards are typically subject to a four-year service vesting condition and multiple performance conditions with a contractual life of ten years.

During the year ended December 31, 2017, the board of the directors of Fang approved the grant of options to certain officers and employees of the Company to purchase 8,940 ordinary shares of Fang at exercise prices of US$18.10 per share. These options vest over a period of 4 years. The options have a contractual term of 10 years.

On August 29, 2017 (the ‘‘Replacement Date’’), Fang’s board of directors approved to replace 112,040 share options granted during the years ended December 31, 2016 under the 2015 Plan for 20 employees of the Company with 31,060 share options and 80,980 restricted shares. The exercise price of 31,060 share options was reduced from US$27.20~US$30.00 per share to US$18.10 per share. The replacement awards were subject to graded vesting over four years from the Replacement Date, in which 25% of the awards vest as of the end of each of the next four years. The total incremental share-based compensation of RMB5,548 resulting from the modification is recognized over the new requisite service period. The total unamortized share-based compensation of RMB6,090 resulting from the modification is recognized over the original requisite service period.

On August 29, 2017, Fang’s board of directors approved to grant 37,504 restricted shares to 12 employees. The restricted shares were subject to graded vesting over four years, in which 25% of the awards vest as of the end of each of the next four years.

On June 7, 2019, Fang’s board of directors approved the grant of options to certain officers and employees of the Company to purchase 268,500 ordinary shares of Fang with the exercise price of US$5.85 per share. These options vest over a period of 4 years. The options have a contractual term of 10 years.

In order to protect Fang’s equity awards holders from changes in the awards’ value following the separation, the Company issued the equivalent number of CIH’s equity awards to the holders of Fang's equity awards (including both the Company and Fang’s employees) with substantially the same remaining vesting terms and conditions as applied to Fang’s equity awards to make them whole under the separation. These CIH equity awards have a nominal exercise price and may be exercisable if and to the extent that the corresponding Fang's equity awards are exercised. The modified equity awards have the same terms and conditions as the awards held immediately before the separation.

Share options

A summary of Fang’s share options activities held by the Company’s employees for the year ended December 31, 2019 was as follows:

			Weighted
		Weighted	Average
	Number of	Average	Remaining	Aggregate
	Share	Exercise Price	Contractual	Intrinsic
	Options	US$	Years	Value US$
Outstanding as of December 31, 2018	296,701	18.77	5.87	18,813
Granted	268,500	5.85
Transferred (a)	48,810	15.94
Forfeited	(19,245)	7.83
Expired	(4,413)	17.94
Outstanding as of December 31, 2019	590,353	13.03	7.19	—
Vested and expected to vest as of December 31, 2019 (b)	429,353	11.28	4.98	—
Exercisable as of December 31, 2019	268,353	18.72	5.08	—
(a)	reflects Fang’s share options previously granted to Fang’s employees who were transferred to the Company upon the separation
(b)

Vested and expected to vest as of December 31, 2019 represents fully vested Fang’s share options and unvested Fang’s share options held by the Company’s employees, for which the requisite service period has not been rendered but that are expected to vest based on the achievement of a performance condition as of December 31, 2019.

The aggregate intrinsic value was nil as of December 31, 2019, because the exercise price is in excess of the fair value of Fang’s ordinary share as of December 31, 2019.

The fair values of the share options granted by Fang to the Company’s employees for the years ended December 31, 2017 and 2018, and during the period from January 1, 2019 to June 11, 2019 are as follows:

			For the period
			between January 1
	Year Ended December 31,		and June 11,
	2017	2018	2019
	US$	US$	US$
Weighted average grant date fair value of option per share	8.45	—	2.88
Aggregate grant date fair value of options	338,000	—	773,280

Total intrinsic value of Fang’s share options exercised by the Company’s employees for the years ended December 31, 2017, 2018 and 2019 was US$365,694 (equivalent to RMB2,392),  US$676,680 (equivalent to RMB4,476) and nil,respectively.

A summary of CIH’s share options activity held by both the Company’s employees and Fang’s employees during the period from June 11, 2019 to December 31, 2019 was as follows:

			Weighted
		Weighted	Average
	Number of	Average	Remaining	Aggregate
	Share	Exercise Price	Contractual	Instrinsic
	Options	US$	Years	Value US$
Outstanding as of December 31, 2018		—	—
Converted from Fang’s share options (a)	7,407,190	0.001
Forfeited	(94,976)	0.001
Expired	(84,243)	0.001
Outstanding as of December 31, 2019	7,227,971	0.001	4.97	26,302,586
Vested and expected to vest as of December 31, 2019 (b)	6,340,010	0.001	4.09	23,071,295
Exercisable as of December 31, 2019	5,452,048	0.001	3.68	19,840,003
(a)

Share options converted from Fang’s share options, including 590,011 and 6,817,179 share options held by the Company’s and Fang’s employees, respectively, as a result of the modification of Fang’s share options prior to the separation.

(b)

Vested and expected to vest as of December 31, 2019 represents fully vested CIH’s share options and unvested CIH’s share options held by the Company’s and Fang’s employees, for which the requisite service period has not been rendered but that are expected to vest based on the achievement of a performance condition as of December 31, 2019.

The aggregate intrinsic value in the table above represents the difference between the fair value of CIH's ordinary share as of December 31, 2019 and the exercise price of CIH’s share options, which may be exercisable if and to the extent that the corresponding Fang's share options are exercised.

As of December 31, 2019, there was RMB5,434 of unrecognized share-based compensation cost related to CIH and Fang’s share options held by the Company’s employees that are expected to be recognized over a weighted-average vesting period of 2.88 years.

Fang and the Company estimated the fair value of share options granted to the Company’s employees as of the date of grant, using the binomial option pricing model with the following assumptions:

	For the period between		For the period between
	January 1 and June 11,		June 11 and December 31,
	2019		2019
Expected volatility	45%		38.7%~45.4%
Expected dividends yield	nil		nil
Expected term (in years)	10	years	0.55~9.99	years
Risk-free interest rate per annum	2.08%		1.9%~2.2%
Exercise multiple	2.2-2.8		2.2~2.8

The volatility assumption was estimated based on the historical volatility of Fang and comparable companies in the same business, with a time horizon close to the expected term of the CIH and Fang’s share options. The dividend yield of nil was based on estimated dividend distribution for the share options granted in the foreseeable future. The expected term was remaining contract life of the share options. The risk-free rate was estimated based on the market yield of US Treasury Bonds and Notes with maturity terms equal to the expected term of the share options. The expected exercise multiple was estimated as the average ratio of the share price to the exercise price of when employees would decide to voluntarily exercise their vested options.

Restricted Shares

A summary of Fang’s restricted shares held by the Company’s employees for the year ended December 31, 2019 was stated below:

		Weighted
		Average Grant
	Number of Shares	Date Fair Value US$
Unvested as of December 31, 2018	113,297	17.55
Transferred (a)	19,875
Vested	(59,429)
Forfeited	(10,885)
Unvested as of December 31, 2019	62,858	17.55
(a)	reflects Fang’s restricted shares previously granted to Fang’s employees who transferred into the Company upon the separation.

A summary of CIH’s restricted shares held by both the Company’s and Fang’s employees for the year ended December 31, 2019 was stated below:

		Weighted Average
		Grant Date Fair
	Number of Shares	Value US$
Unvested as of December 31, 2018	—	—
Converted from Fang's restricted shares (a)	1,029,433	0.34
Vested	(340,013)
Forfeited	(17,390)
Unvested as of December 31, 2019	672,030	0.34
(a)

Restricted shares converted from Fang’s restricted shares, including 97,849 and 931,584 restricted shares held by the Company’s and Fang’s employees, respectively, as a result of the modification of Fang’s restricted shares prior to the separation.

As of December 31, 2019, there was RMB3,034 of unrecognized share-based compensation cost related to CIH and Fang’s restricted shares held by the Company’s employees that are expected to be recognized over a weighted-average vesting period of 1.66 years.

Total share-based compensation expense of CIH’s and Fang’s share-based awards granted to CIH’s employees was as follows:

	For the Year Ended
	December 31,
	2017	2018	2019
Cost of revenues	3,545	2,157	1,537
Selling expenses	410	366	787
General and administrative expenses	2,328	4,285	5,910
Total	6,283	6,808	8,234